Aberdeen Investment Funds

(the “Trust”)

Aberdeen International Sustainable Leaders Fund

(the “Fund”)

Supplement dated April 15, 2021 to the Fund’s

Statutory Prospectus, dated February 26, 2021, as supplemented to date (“Prospectus”)

The following replaces the Portfolio Managers table for the Fund in the section entitled, “Summary —Aberdeen International Sustainable Leaders Fund — Portfolio Managers” on page 5 of the Prospectus:

Name	Title	Served on the Fund Since
Joanna McIntyre, CFA	Investment Director	2019
Dominic Byrne, CFA	Head of Global Equities	2021
Ella-Kara Brown	Investment Director	2021

The following replaces the information for the Fund in the section entitled, “Fund Management - Portfolio Management” beginning on page 47 of the Prospectus:

Portfolio Managers	Funds

Dominic Byrne, CFA®, Head of Global Equities
Dominic is Head of the Global Equity Team at Aberdeen Standard Investments. Dominic joined Standard Life in 2000 as part of our UK Equity Team. In December 2008, he joined the Global Equity Team and has managed a range of global equity strategies. Dominic graduated with a MEng in Engineering Science and is a CFA Charterholder.

Aberdeen International Sustainable Leaders Fund Aberdeen Global Equity Impact Fund

Joanna McIntyre, CFA®, Investment Director
Joanna is an Investment Director in the Global Equity Team at Aberdeen Standard Investments. Joanna joined Standard Life in 2010 on the graduate program from Ernst and Young where she qualified as a Chartered Certified Accountant in 2009. She has worked across several areas of the business including Marketing, Product Development and the Real Estate Investment Specialists before joining the Multi-Asset Investment Specialists in early 2013. In January 2015, Joanna joined the Asia & GEM Equity Team before transferring to the Global Equity Team in April 2018. Joanna graduated with a MA in in Econometrics and Information Technology from University of Szczecin, Poland. Additionally she is a Chartered Certified Accountant, ACCA; holds the Investment Management Certificate and is a CFA Charterholder.

Aberdeen International Sustainable Leaders Fund

Ella-Kara Brown, Investment Director Ella-Kara Brown is an Investment Director on the Global Equity Team at Aberdeen Standard Investments. Ella-Kara joined Aberdeen’s Private Equity Division in 2005	Aberdeen International Sustainable Leaders Fund

and was an SRI Analyst since January 2007. Previously, Ella-Kara worked at Corporate Finance firm Adam Smith, where she completed her examinations for corporate finance advisory. Ella-Kara graduated with a first class BA (Hons) in Financial Services from Napier University, Edinburgh.

Please retain this Supplement for future reference.

Aberdeen Investment Funds

(the “Trust”)

Aberdeen International Sustainable Leaders Fund

(the “Fund”)

Supplement dated April 15, 2021 to the Fund’s

Statement of Additional Information, dated February 26, 2021, as supplemented to date (“SAI”)

All references to Victoria MacLean are deleted from the SAI.

The following is added to the table reflecting each portfolio manager’s ownership of shares of the Fund he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 127 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Dominic Byrne*	International Sustainable Leaders Fund	None
Ella-Kara Brown*	International Sustainable Leaders Fund	None

* The information for Dominic Byrne and Ella-Kara Brown with respect to the International Sustainable Leaders Fund is as of March 31, 2021.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2020)
Ella-Kara Brown* International Sustainable Leaders Fund	Registered Investment Companies: 8 accounts, $1,893.51 total assets Other Pooled Investment Vehicles: 35 accounts, $5,600.47 total assets Other Accounts: 6 accounts, $1,501.72 total assets

* The information for Ella-Kara Brown with respect to the International Sustainable Leaders Fund is as of December 31, 2020.

The following replaces the number of other accounts managed by Dominic Byrne in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2020)
Dominic Byrne* International Sustainable Leaders Fund Global Equity Impact	Registered Investment Companies: 7 accounts, $1,818.07 total assets Other Pooled Investment Vehicles: 35 accounts, $5,600.47 total assets Other Accounts: 6 accounts, $1,501.72 total assets

* The information for Dominic Byrne with respect to the International Sustainable Leaders Fund and Global Equity Impact Fund is as of December 31, 2020.

Please retain this Supplement for future reference.